Note 45 - Leases (Details) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Total Investment And Current Value Of Minimum Payments As Lessor LineItems
Financial Leases Total	$ 2,377,747,000	$ 3,390,288,000	$ 3,675,178,000
Total Investment of Financial Leases Member
Total Investment And Current Value Of Minimum Payments As Lessor LineItems
Financial Leases up to 1 Year	977,272,000	1,577,462,000	1,813,110,000
Financial Leases from 1 to 5 Years	1,414,800,000	2,464,558,000	2,593,971,000
Financial Leases More than 5 Years	0	0	53,000
Financial Leases Total	2,392,072,000	4,042,020,000	4,407,134,000
Present Value of Mimimum Lease Payments Member
Total Investment And Current Value Of Minimum Payments As Lessor LineItems
Financial Leases up to 1 Year	972,981,000	1,318,636,000	1,526,497,000
Financial Leases from 1 to 5 Years	1,404,766,000	2,071,652,000	2,148,635,000
Financial Leases More than 5 Years	0	0	46,000
Financial Leases Total	$ 2,377,747,000	$ 3,390,288,000	$ 3,675,178,000